Condensed consolidated income statement (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018		Jun. 30, 2017
Profit or loss [abstract]
Net interest income		£ 4,378		£ 5,098
Net fee and commission income	[1]	3,489		3,550
Net trading income		2,480		1,667
Net investment income		512		528
Other income		75		38
Total income	[2]	10,934	[3]	10,881
Credit impairment charges and other provisions		(571)		(1,054)
Net operating income		10,363		9,827
Staff costs	[1]	(4,277)		(4,460)
Administration and general expenses	[1]	(4,439)		(3,272)
Operating expenses		(8,716)		(7,732)
Profit on disposal of undertakings and share of results of associates and joint ventures		12		246
Profit before tax		1,659		2,341
Tax charge	[1]	(737)		(778)
Profi after tax in respect of continuing operations		922		1,563
Loss after tax in respect of discontinued operation		0		(2,195)
Profit/(loss) after tax		922		(632)
Attributable to:
Equity holders of the parent		468		(1,211)
Other equity instrument holders		346		301
Total equity holders		814		(910)
Non-controlling interests in respect of continuing operations	[1]	108		138
Non-controlling interests in respect of discontinued operation	[1]	0		140
Profit/(loss) after tax		£ 922		£ (632)
Earnings per share
Basic earnings/(loss) per ordinary share	[1],[4]	£ 3.3		£ (6.6)
Basic earnings per ordinary share in respect of continuing operations	[1],[4]	3.3		7.1
Basic loss/earnings per ordinary share in respect of discontinued operation	[1],[4]	0		(13.7)
Diluted (loss)/earnings per share	[1],[4]	3.2		(6.5)
Diluted earnings/(loss) per ordinary share in respect of continuing operations	[1],[4]	3.2		7
Diluted (loss)/earnings per ordinary share in respect of discontinued operation	[1],[4]	£ 0		£ (13.5)

[1]	For notes to the Financial Statements see pages [xx] to[ xx].
[2]	The geographic region is based on counterparty location.
[3]	£176m of certain legacy capital instrument funding costs are now charged to Head Office, the impact of which would have been materially the same if the charges had been included in H117.
[4]

The profit after tax attributable to other equity instrument holders of £ 346 m ( H117 : £301m) is offset by a tax credit recorded in reserves of £ 93 m ( H117 : £82m). The net amount of £ 253 m ( H117 : £219m), along with non-controlling interests, is deducted from profit after tax in order to calculate earnings per share and return on average tangible shareholders’ equity.